Business Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business segments
Revenues	$ 141,204,000	$ 145,237,000	$ 155,297,000	$ 151,659,000	$ 156,191,000	$ 131,139,000	$ 130,061,000	$ 121,033,000	$ 593,397,000	$ 538,424,000	$ 499,353,000
Gross profit	19,867,000	22,774,000	25,508,000	23,817,000	26,612,000	27,117,000	27,396,000	21,129,000	91,966,000	102,254,000	99,057,000
Total SG&A									(88,023,000)	(78,096,000)	(76,768,000)
Total Operating income									3,943,000	24,158,000	22,289,000
Total Depreciation and amortization expense									17,200,000	14,200,000	9,500,000
Total Capital expenditures on an accrual basis									3,700,000	3,200,000	6,300,000
Equity affiliates' earnings									(2,647,000)	(693,000)	(2,576,000)
Total Segment assets	373,409,000				379,874,000				373,409,000	379,874,000	321,100,000
Transportation [Member]
Business segments
Revenues									313,200,000	300,800,000	264,400,000
Gross profit									50,400,000	50,600,000	51,200,000
Total SG&A									(49,400,000)	(46,800,000)	(42,800,000)
Total Operating income									1,000,000	3,800,000	8,400,000
Total Depreciation and amortization expense									8,100,000	9,900,000	6,500,000
Total Capital expenditures on an accrual basis									1,200,000	1,000,000	2,400,000
Equity affiliates' earnings									2,600,000	800,000	1,400,000
Total Segment assets	172,900,000				182,200,000				172,900,000	182,200,000	165,000,000
Federal [Member]
Business segments
Revenues									280,200,000	237,600,000	235,000,000
Gross profit									43,500,000	53,300,000	49,500,000
Total SG&A									(38,600,000)	(31,300,000)	(33,900,000)
Total Operating income									4,900,000	22,000,000	15,600,000
Total Depreciation and amortization expense									8,300,000	3,500,000	1,800,000
Total Capital expenditures on an accrual basis									1,900,000	2,100,000	2,600,000
Equity affiliates' earnings										(100,000)	1,200,000
Total Segment assets	111,200,000				134,000,000				111,200,000	134,000,000	54,400,000
Corporate [Member]
Business segments
Gross profit									(1,900,000)	(1,600,000)	(1,600,000)
Total SG&A									(100,000)		(100,000)
Total Operating income									(2,000,000)	(1,600,000)	(1,700,000)
Total Depreciation and amortization expense									800,000	800,000	1,200,000
Total Capital expenditures on an accrual basis									600,000	100,000	1,300,000
Total Segment assets	$ 89,300,000				$ 63,700,000				$ 89,300,000	$ 63,700,000	$ 101,700,000